SHARE BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2023
Share-Based Payment Arrangement [Abstract]
Share-Based Payment Arrangement, Option, Activity
The following table summarized the Company’s share option activity during the six months ended June 30, 2023:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (000’s)
Balance, December 31,2022	76,557,428	$1.0	8.3	$19,895
Granted	—	—	0	—
Exercised	(4,322,994)	0.3	0	—
Forfeited	(9,120,023)	1.7	0	—
Balance, June 30, 2023	63,114,411	$0.9	7.9	$44,312
Vested and exercisable, June 30, 2023	34,540,222	$0.3	7.6	$37,068
The following table summarized the Company’s options to restricted shares activity during the six months ended June 30, 2023:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (000’s)
Balance, December 31,2022	242,615,284	$1.6	8.2	$—
Granted	—	—	—	—
Exercised	(66,178)	1.0	—	—
Forfeited	(1,189,738)	3.1	—	—
Balance, June 30, 2023	241,359,368	$1.6	7.7	$—
Vested and exercisable, June 30, 2023	197,939,281	$1.6	7.7	$—

Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions
The assumptions used to estimate the fair value of share options granted for the three and six months ended June 30, 2023 and 2022 were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Expected volatility	—	49.4% - 109.0%	—	41.1% - 109.0%
Expected term (in years)	—	5.0 - 6.1	—	5.0 - 6.2
Risk free interest	—	3.4% - 3.4%	—	1.9% - 3.4%
Dividend yield	—	0.0%-0.0%	—	0.0%-0.0%

Schedule of Unvested Restricted Stock Units Roll Forward
The following table summarized the Company’s RSU activity during the six months ended June 30, 2023:

	Number of RSUs	Weighted Average Grant Date Fair Value Per Share
Unvested at December 31,2022	5,753,975	$5.3
Granted	45,856,837	1.0
Vested	(5,548,382)	2.1
Forfeited	(3,978,031)	2.2
Unvested at June 30, 2023	42,084,399	$1.4

Share-Based Payment Arrangement, Expensed and Capitalized, Amount
The following table presents the components and classification of share-based compensation for the three and six months ended June 30, 2023 and 2022 (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Research and development	$2,990	$54,383	$5,448	$60,243
Selling and marketing	4,756	35,998	7,510	38,889
General and administrative	12,462	55,689	23,617	63,573
Total	$20,208	$146,070	$36,575	$162,705